SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenues	$ 90,435	$ 97,035	$ 99,140
Clinical laboratory [Member]
Disclosure of products and services [line items]
Revenues	68,127	71,618	73,366
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenues	11,393	14,836	16,774
Laboratory services [Member]
Disclosure of products and services [line items]
Revenues	$ 10,915	$ 10,581	$ 9,000